Property, plant and equipment, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	¥ 920,539	$ 142,865	¥ 916,646
Less: Accumulated depreciation	(436,105)	(67,682)	(417,990)
Total property, plant and equipment, net	484,434	75,183	498,656
Buildings
Property, plant and equipment, net
Property, plant and equipment	607,070	94,216	603,910
Leasehold improvements
Property, plant and equipment, net
Property, plant and equipment	14,864	2,307	14,864
Machineries
Property, plant and equipment, net
Property, plant and equipment	221,193	34,328	219,626
Motor vehicles
Property, plant and equipment, net
Property, plant and equipment	18,839	2,924	18,598
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	56,231	8,727	56,029
Construction-in-progress
Property, plant and equipment, net
Property, plant and equipment	¥ 2,342	$ 363	¥ 3,619